TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 16 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES

Transactions with related parties

Expenses:
	Year ended December 31,
	2017	2018	2019
	In USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	2,183	2,680	1,934
Number of individuals to which this benefit related	6	6	4
Compensation and benefits to directors, including benefit component of equity instrument grants	356	307	280
Number of individuals to which this benefit related	7	7	7

Key management compensation

Key management includes directors and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2017	2018	2019
	In USD thousands
Salaries and other short-term employee benefits	1,808	1,669	1,415
Post-employment benefits	136	137	115
Other long-term benefits	34	35	31
Share-based compensation	561	1,146	653
	2,539	2,987	2,214